Supplement to the
Spartan® Inflation-Protected Bond Index Fund
Investor Class and Fidelity Advantage® Class
February 28, 2015
Prospectus

The following information replaces similar information found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 6.

Brandon Bettencourt (co-manager) has managed the fund since May 2014.

Jay Small (co-manager) has managed the fund since April 2015.

The following information replaces the biographical information for Alan Bembenek found in the "Fund Management" section on page 26.

Jay Small is co-manager of the fund, which he has managed since April 2015. He also manages other funds. Prior to joining Fidelity Investments in 2010 as a corporate bond trader, Mr. Small worked as a corporate bond trader at 40/86 Advisors (formerly known as Conseco Capital Management, Inc.) from 2007 to 2010.

PIB-PIB-A-15-01  May 1, 2015
1.954427.103

Supplement to the
Spartan® Inflation-Protected Bond Index Fund
Institutional Class and Fidelity Advantage® Institutional Class
February 28, 2015
Prospectus

The following information replaces similar information found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 5.

Brandon Bettencourt (co-manager) has managed the fund since May 2014.

Jay Small (co-manager) has managed the fund since April 2015.

The following information replaces the biographical information for Alan Bembenek found in the "Fund Management" section on page 19.

Jay Small is co-manager of the fund, which he has managed since April 2015. He also manages other funds. Prior to joining Fidelity Investments in 2010 as a corporate bond trader, Mr. Small worked as a corporate bond trader at 40/86 Advisors (formerly known as Conseco Capital Management, Inc.) from 2007 to 2010.

PIB-I-PIB-AI-15-01  May 1, 2015
1.9858875.101